Acquisitions / Business Combinations (Details 8) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2014
Building [Member] | LaPitaMember
Purchase price assets and liabilities acquired	$ 832
Machinery and Equipment [Member] | LaPitaMember
Purchase price assets and liabilities acquired	417
LaPitaMember
Purchase price assets and liabilities acquired	1,905
LaPitaMember | Customer Related Intangible [Member]
Purchase price assets and liabilities acquired	367
LaPitaMember | Land [Member]
Purchase price assets and liabilities acquired	$ 289